Share Capital and Warrants - Issued and Outstanding - Warrants (Details) - Common Share Warrants - CAD ($) shares in Thousands, $ in Millions		9 Months Ended	12 Months Ended
	Jun. 14, 2023	Sep. 30, 2023	Dec. 31, 2022
Number of Warrants
Outstanding, Beginning of Year (in shares)		55,720	65,119
Issued Upon Exercise of Warrants (in shares)		(2,314)	(9,399)
Purchased and cancelled (in shares)	(45,500)	(45,485)	0
Outstanding, End of Period (in shares)		7,921	55,720
Amount
Outstanding, Beginning of Year		$ 184	$ 215
Issued Upon Exercise of Warrants		(7)	(31)
Purchased and Cancelled	$ (711)	(151)	0
Outstanding, End of Period		$ 26	$ 184